IMPAIRMENT LOSS ON VESSELS (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) vessel	Mar. 31, 2023 USD ($) vessel	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 0	$ 11,780,000
Number of vessels held for sale | vessel	1
Proceeds from sale of vessels	$ 20,800,000
Capesize vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			11,800,000
Number of vessels held for sale | vessel		2
Proceeds from sale of vessels		$ 43,600,000
Impairment loss on vessels held for sale		$ 11,800,000
Vessels
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 0